Accrued Expenses and Other Current Liabilities - 10K	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
10. Accrued Expenses

Accrued expenses and other current liabilities consisted of the following at June 30, 2016 and December 31, 2015:
	June 30, 2016	December 31, 2015
Bonus	$466,630	$580,801
Professional fees	1,660,121	597,721
Vacation	267,319	227,863
Income taxes payable	—	389,443
Reorganization expenses (through the Effective Date of the Plan)	43,634	842,922
Other (including service vendors)	873,019	749,858
Accrued expenses and other current liabilities	$3,310,723	$3,388,608

11.	Accrued Expenses

Accrued expenses and other current liabilities consisted of the following at December 31, 2015 and 2014:

	2015	2014
Bonus	$580,801	$17,500
Professional fees	597,721	534,775
Vacation	227,863	271,000
Other	1,982,223	1,262,720
Accrued expenses and other current liabilities	$3,388,608	$2,085,995